24. Other Income and Other Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income
Income from investment in CFSG Partners	$ 429,008	$ 361,044
Expenses
Outsourcing expense	509,345	516,197
Service contracts - administration	389,971	330,563
Marketing	380,753	307,841
State deposit tax	568,549	562,271
ATM fees	382,227	372,609
Telephone	318,059	312,043
FDIC Insurance	$ 306,249	$ 365,804